SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
-Secured	[1]		¥ 49,697	¥ 139,292
-Unsecured	[1]		31,200	130,022
VAT-input deductible			25,328	25,708
Receivables from third-party payment settlement platform	[2]		17,745	34,179
Deposits			5,489	13,917
Receivables from disposal of a subsidiary	[3]		2,927	1,964
Others			14,878	31,493
Less: allowance for credit losses			(13,017)	(14,510)
Total prepaid expenses and other current assets, net		$ 18,908	¥ 134,247	¥ 362,065

[1]	Loan receivables represent the principal and interest to be collected on loans provided by the Group to third-party companies.
[2]	Receivables from third-party payment settlement platform represent amount due from the third-party on-line payment service providers in relation to their processing of payments to the Group.
[3]	In the fourth quarter of 2020, the Group disposed of a subsidiary, Wuhan Yunteng Logistics Co., Ltd. (“Wuhan Yunteng”), to a third party for a total cash consideration of RMB 26,676, with a loss of RMB 1 million recorded in other non-operating income/(loss), net. Based on the agreement reached in 2022, the third party and the Group agreed on the payment schedule of disposal consideration. As of December 31, 2023, an amount of RMB 2,224 will be collected within one year and the remaining balance of RMB 11,133 will be collected after one year and was recorded in other non-current assets (Note 10).